Cover	Apr. 27, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Apr. 27, 2023
Entity File Number	000-52684
Entity Registrant Name	Progressive Care Inc.
Entity Central Index Key	0001402945
Entity Tax Identification Number	32-0186005
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 Ansin Blvd.
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Hallandale Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33009
City Area Code	(305)
Local Phone Number	760-2053
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true